Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000154799 | 912797QX8 | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	25.70%
C000154799 | 912797TD9 | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000154799 | 46137V357 | Invesco S&P 500 Equal Weight ETF, N
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000154799 | 912797SP3 | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000154799 | 316175108 | Fidelity Government Portfolio Class I, Class I
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000154799 | 31846V567 | First American Government Obligations Fund Class Z, Class Z
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000154799 | 46141T133 | Ambassador Fund
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000154799 | 92648C819 | Victory Pioneer CAT Bond Fund Class R6, Class R6
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000154799 | 464287101 | iShares S&P 100 ETF
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000133465 | 912797QX8 | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000133465 | 316175108 | Fidelity Government Portfolio Class I, Class I
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000133465 | 92648C819 | Victory Pioneer CAT Bond Fund Class R6, Class R6
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000133465 | 912797SX6 | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000133465 | 63868C599 | Nationwide Strategic Income Fund Class R6, Class R6
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000133465 | 912797TE7 | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000133465 | 05465G101 | Axonic Strategic Income Fund Class I, Class I
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000133465 | 90214Q626 | Holbrook Structured Income Fund Class I, Class I
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000133465 | 912797SM0 | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000226669 | 912797QX8 | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	23.10%
C000226669 | 316175108 | Fidelity Government Portfolio Class I, Class I
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000226669 | 92648C819 | Victory Pioneer CAT Bond Fund Class R6, Class R6
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000226669 | 912797SX6 | United States Treasury Bill
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000226669 | 60055P839 | Miller Market Neutral Income Fund Class I, Class I
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000226669 | 90213U230 | Holbrook Income Fund Class I, Class I
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000226669 | 31846V567 | First American Government Obligations Fund Class Z
Holdings [Line Items]
Percent of Net Asset Value	7.20%